INTANGIBLE ASSETS AND GOODWILL (Intangibles) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	$ 32,163		$ 32,163	$ 45,042	$ 45,567
Finite and indefinite lived intangible assets, accumulated amortization	(7,948)		(7,610)	(8,221)	(6,906)
Intangible assets, net carrying amount	24,215		24,553	36,821	38,661
Intangible assets
Assets disposed, gross			(12,879)	(525)
Assets disposed, accumulated amortization			2,123	525
Amortization expense	(338)		(1,512)	(1,840)
Reclassification adjustment of assets to held-for-sale, gross				0
Reclassification adjustment of assets to held-for-sale, accumulated amortization				0
Estimated amortization expense
Total	2,587		2,754	3,420
Bed Licenses— Separable
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	2,471		2,471	2,471	2,471
Finite and indefinite lived intangible assets, accumulated amortization	0		0	0	0
Intangible assets, net carrying amount	2,471		2,471	2,471	2,471
Intangible assets
Assets disposed, gross			0	0
Assets disposed, accumulated amortization			0	0
Amortization expense	0		0	0
Reclassification adjustment of assets to held-for-sale, gross				0
Reclassification adjustment of assets to held-for-sale, accumulated amortization				0
Bed Licenses (included in property and equipment)
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	22,811		22,811	35,690	35,690
Finite and indefinite lived intangible assets, accumulated amortization	(3,654)		(3,483)	(4,760)	(3,587)
Intangible assets, net carrying amount	19,157		19,328	30,930	32,103
Intangible assets
Assets disposed, gross			(12,879)	0
Assets disposed, accumulated amortization			2,123	0
Amortization expense	(171)	$ (300)	(846)	(1,173)
Reclassification adjustment of assets to held-for-sale, gross				0
Reclassification adjustment of assets to held-for-sale, accumulated amortization				0
Estimated amortization expense
2017	512
2017			683
2018	683		683
2019	683		683
2020	683		683
2021	683		683
Thereafter	15,913		15,913
Total	19,157		19,328
Lease Rights
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	6,881		6,881	6,881	7,406
Finite and indefinite lived intangible assets, accumulated amortization	(4,294)		(4,127)	(3,461)	(3,319)
Intangible assets, net carrying amount	2,587		2,754	3,420	$ 4,087
Intangible assets
Assets disposed, gross			0	(525)
Assets disposed, accumulated amortization			0	525
Amortization expense	(167)	$ (200)	(666)	(667)
Reclassification adjustment of assets to held-for-sale, gross				0
Reclassification adjustment of assets to held-for-sale, accumulated amortization				$ 0
Estimated amortization expense
2017	500
2017			667
2018	667		667
2019	667		667
2020	482		482
2021	203		203
Thereafter	68		68
Total	$ 2,587		$ 2,754